Summary of Significant Accounting Policies - Schedule of Estimated Depreciation Useful Life (Details)	Dec. 31, 2025
Office and electronic equipment [Member]
Schedule of Estimated Depreciation Useful Life [Line Items]
Related assets useful lives	3 years